Quarterly Financial Data - Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Quarterly Financial Data [Line Items]
Net Sales	$ 286.6	$ 298.2	$ 244.9	$ 249.9	$ 201.9	$ 252.2	$ 226.2	$ 229.9	$ 209.8	$ 530.3	$ 451.8	$ 994.9	$ 918.1	$ 857.9
Cost of sales (exclusive of items shown separately on Statement of Operations)	254.4	261.3	214.1	220.3	173.9	218.2	197.5	203.0	180.6	471.9	394.2	869.6	799.3	753.9
Income (loss) from continuing operations before income taxes	(9.6)	4.4	(0.5)	4.6	4.7	1.9	1.6	1.0	4.5	(18.8)	9.3	13.2	9.0	2.1
Income (loss) from continuing operations	(11.7)	(0.7)	(8.7)	1.3	2.4	(0.8)	1.3	0.5	1.9	(25.8)	3.7	(5.7)	2.9	6.0
Income (loss) from discontinued operations, net of income taxes	(0.1)	3.5	(0.8)	0.4		1.3	(0.1)	(0.5)	(0.7)		0.4	3.1		0.8
Net income (loss)	$ (11.8)	$ 2.8	$ (9.5)	$ 1.7	$ 2.4	$ 0.5	$ 1.2		$ 1.2	$ (25.8)	$ 4.1	$ (2.6)	$ 2.9	$ 6.8
Basic and diluted income (loss) per share from continuing operations	$ (0.20)	$ (0.01)	$ (0.15)	$ 0.02	$ 0.04	$ (0.01)	$ 0.02	$ 0.01	$ 0.03	$ (0.43)	$ 0.06	$ (0.09)	$ 0.05	$ 0.11
Basic and diluted income (loss) per share from discontinued operations, net of income taxes		$ 0.06	$ (0.01)	$ 0.01		$ 0.02		$ (0.01)	$ (0.01)		$ 0.01	$ 0.05		$ 0.01
Basic and diluted net income (loss) per share	$ (0.20)	$ 0.05	$ (0.16)	$ 0.03	$ 0.04	$ 0.01	$ 0.02		$ 0.02	$ (0.43)	$ 0.07	$ (0.04)	$ 0.05	$ 0.12